Initial Public Offering (Details) $ / shares in Units, $ in Millions	Feb. 02, 2021 USD ($) $ / shares shares
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued	28,750,000
Share issued price per shares (in Dollars per share) | $ / shares	$ 10
Gross proceeds (in Dollars) | $	$ 287.5
Incurring offering costs (in Dollars) | $	16.4
Deferred underwriting commissions (in Dollars) | $	$ 10.1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued	3,750,000
Public Warrants [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Ordinary share adjustment (in Dollars per share) | $ / shares	$ 11.5
Number of warrants in a unit	one-third
Number of shares issuable per warrant	1